STATEMENT OF CASH FLOWS (Unaudited) (USD $)	3 Months Ended	8 Months Ended	11 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (10,746)	$ (13,972)	$ (24,718)
Net change in Operating Assets and Liabilities:
Prepaid deposits	(7,500)		(7,500)
CASH FLOWS USED IN OPERATING ACTIVITIES	(18,246)	(13,972)	(32,218)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(1,454)	(1,454)
CASH FLOWS USED IN INVESTING ACTIVITIES		(1,454)	(1,454)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock	22,600	21,000	43,600
Proceeds from advances, related party		1,400	1,400
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	22,600	22,400	45,000
NET INCREASE IN CASH	4,354	6,974	11,328
Cash, beginning of period	6,974
Cash, end of period	11,328	6,974	11,328
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid on interest expenses
Cash paid for income taxes
Non-cash Investing and Financing Activities:
Reclassification of par value from APIC to Common Stock	$ 31,850		$ 31,850